INCOME (LOSS) PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
INCOME (LOSS) PER SHARE [Abstract]
INCOME (LOSS) PER SHARE

NOTE 8 - INCOME/(LOSS) PER SHARE

The following data shows the amounts used in computing income (loss) per share and the weighted average number of shares of common stock outstanding for the periods presented for the periods ended:

	For the Three Months		For the Nine Months
	September 30		September 30
	2013	2012	2013	2012
Income from continuing operations available to common stockholders (numerator)	$23,691	$(126,556)	$108,853	$140,389
Income available to common stockholders (numerator)	23,691	(126,556)	108,853	140,389
Weighted average number of common shares outstanding during the period used in loss per share (denominator)	10,163,249	10,063,249	10,110,502	10,063,249

NOTE 7 -LOSS PER SHARE

The following data shows the amounts used in computing loss per share and the weighted average number of shares of common stock outstanding for the periods presented for the periods ended:

	December 31, 2012	December 31, 2011
Loss from continuing operations available to common stockholders (numerator)	$(577,957)	$(347,438)
Loss available to common stockholders (numerator)	(577,957)	(347,438)
Weighted average number of common shares outstanding during the period used in loss per share (denominator)	10,063,249	10,063,249